THE NORTH COUNTRY EQUITY GROWTH FUND

Ticker: NCEGX

THE NORTH COUNTRY INTERMEDIATE BOND FUND

Ticker: NCBDX

each a series of

THE NORTH COUNTRY FUNDS (the “Trust”)

Supplement Dated August 20, 2018 to the Prospectus Dated March 30, 2018 (the “Prospectus”)

The paragraph contained in the section entitled “MANAGEMENT,” with respect to the North Country Equity Growth Fund (the “Growth Fund”), on page 5 of the Prospectus is deleted in its entirely and replaced with the following:

North Country Investment Advisers, Inc. is the Growth Fund’s investment adviser. Peter M. Capozzola, CFA and Adam M. Horowitz serve as the Growth Fund’s co-portfolio managers. Mr. Capozzola, Vice President and Investment Officer of Glens Falls National Bank (“GFNB”) and President and Portfolio Manager of the Adviser, has served as a portfolio manager of the Growth Fund since March 30, 2018. Mr. Horowitz, Portfolio Manager of the Adviser, has served as a portfolio manager of the Growth Fund since August 9, 2018.

The paragraph contained in the section entitled “MANAGEMENT,” with respect to The North Country Intermediate Bond Fund (the “Bond Fund”), on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

North Country Investment Advisers, Inc. is the Bond Fund’s investment adviser. Peter M. Capozzola, CFA and Alina Kindron serve as the Bond Fund’s co-portfolio managers, Mr. Capozzola, Vice President and Investment Officer of GFNB and President and Portfolio Manager of the Adviser, has served as a portfolio manager of the Bond Fund since March 1, 2003. Alina Kindron, Assistant Vice President and Investment Officer of GFNB and Portfolio Manager of the Adviser, has served as a portfolio manager of the Bond Fund since August 9, 2018.

The four paragraphs contained in the section entitled “PORTFOLIO MANAGERS” beginning on page 18 of the Prospectus are deleted in their entirety and replaced with the following:

Peter M. Capozzola, CFA, a portfolio manager of the Bond Fund since March 1, 2003 and a portfolio manager of the Growth Fund since March 30, 2018, is primarily responsible for the management and day-to-day implementation of the Bond Fund’s and the Growth Fund’s investment strategies. Mr. Capozzola, President and Portfolio Manager of the Adviser, has been employed as a Portfolio Manager with GFNB since August 2002, and is a Vice President and Investment Officer of GFNB, managing investments for individuals, trusts, endowments, foundations and pension plans. He serves on the Investment Policy Committee of both GFNB and the Adviser.

Prior to joining GFNB, Mr. Capozzola served as the Compliance Officer and Comptroller at another trust company. Mr. Capozzola received a Bachelor of Arts degree in Business Economics from the State University of New York at Oneonta and earned an MBA in Investment and Portfolio Management from the Lubin Graduate School of Pace University in New York City. Mr. Capozzola also holds the Chartered Financial Analyst (CFA) designation awarded by the CFA Institute.

Alina Kindron, a portfolio manager of the Bond Fund since August 9, 2018, is primarily responsible for the management and day-to-day implementation of the Bond Fund’s investment strategies. Ms. Kindron, Portfolio Manager of the Adviser, has been employed with GFNB since 2007, and is an Assistant Vice President and Investment Officer of GFNB, managing investments for individuals, trusts, endowments, foundations and pension plans.

Ms. Kindron is a graduate of the Academy of Economic Studies in Bucharest, Romania with a Bachelors degree in Finance, Insurance, Banking and Capital Markets.

Adam M. Horowitz, a portfolio manager of the Growth Fund since August 9, 2018, is primarily responsible for the management and day-to-day implementation of the Growth Fund’s investment strategies. Mr. Horowitz, Portfolio Manager of the Adviser, has been employed with GFNB since 2018, and is an Officer and Investment Professional of GFNB, managing investments for individuals, trusts, endowments, foundations and pension plans. Prior to Joining GFNB, Mr. Horowitz served as a Portfolio Manager in the Private Wealth Management Division of another trust company. Mr. Horowitz received a Bachelor of Arts degree from The State University of New York at Albany and an MBA from The State University of New York at Albany.

Please retain this supplement for future reference.

THE NORTH COUNTRY EQUITY GROWTH FUND

THE NORTH COUNTRY INTERMEDIATE BOND FUND

each a series of

THE NORTH COUNTRY FUNDS (the “Trust”)

Supplement Dated August 20, 2018 to the Statement of Additional Information

Dated March 30, 2018 (the “SAI”)

The first four paragraphs and first and second tables contained in the section entitled “PORTFOLIO MANAGERS,” beginning on page 25 of the SAI are deleted in their entirety and replaced with the following:

Mr. Peter M. Capozzola, CFA, is a portfolio manager of the Growth Fund and a portfolio manager of the Bond Fund. Mr. Capozzola is responsible for the day-to-day management of the Growth Fund and the Bond Fund. As of July 31, 2018, Mr. Capozzola was responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	1	$73,429,521	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	508	$459,409,658	0	0

Mr. Capozzola is compensated for his services by North Country Investment Advisers (the “Adviser”) and Glens Falls National Bank & Trust Company (“GFNB”). Mr. Capozzola’s compensation consists of a fixed salary and an annual bonus based on the financial performance of Arrow Financial Corporation, the parent holding company of the Adviser and GFNB. His compensation is not based on the Fund’s pre- or after-tax performance nor is it based on the value of assets held in the Fund.

Ms. Alina Kindron, is a portfolio manager of the Bond Fund. Ms. Kindron is responsible for the day-to-day management of the Bond Fund. As of July 31, 2018, Ms. Kindron was responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	157	$89,626,171	0	0

Ms. Kindron is compensated for her services by the Adviser and GFNB. Ms. Kindron’s compensation consists of a fixed salary and an annual bonus based on the financial performance of Arrow Financial Corporation, the parent holding company of the Adviser and GFNB. Her compensation is not based on the Fund’s pre- or after-tax performance nor is it based on the value of assets held in the Fund.

Mr. Adam M. Horowitz, is a portfolio manager of the Growth Fund. Mr. Horowitz is responsible for the day-to-day management of the Growth Fund. As of July 31, 2018, Mr. Horowitz was responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	233	$110,126,702	0	0

Mr. Adam M. Horowitz is compensated for his services by the Adviser and GFNB. Mr. Horowitz’s compensation consists of a fixed salary and an annual bonus based on the financial performance of Arrow Financial Corporation, the parent holding company of the Adviser and GFNB. His compensation is not based on the Fund’s pre- or after-tax performance nor is it based on the value of assets held in the Fund.

The fifth paragraph and third table contained in the section entitled “PORTFOLIO MANAGERS,” beginning on page 26 of the SAI are deleted in their entirety and replaced with the following:

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Funds as of July 31, 2018.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds
Peter M. Capozzola	Equity Growth Fund – None; Bond Fund – None
Alina Kindron	Equity Growth Fund – None; Bond Fund – None
Adam Horowitz	Equity Growth Fund - $1-$10,000; Bond Fund - $1-$10,000

Please retain this supplement for future reference.